UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

     FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:  March 31, 1999

Check here is Amendment [  ];  Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Investment Counselors Inc.
Address:        1010 Market Street
                      Suite 1540
                      St. Louis, MO  63101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Reoprt on behalf of Reporting Manager:

Name:          Gordon A. Johnson
Title:            President & Chief Financial Officer
Phone:        314-421-3080
Signature, Place and Date of Signing:

Gordon A. Johnson   St. Louis, Missouri        April 1, 1999




Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.
[   ]          13F NOTICE.
[   ]          13F COMBINATION REPORT,

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:  $466,982


List of Other Included Managers:

No.        13F File Number           Name

                                         FORM 13F INFROMATION TABLE                 VOTING AUTHORITY
                                          VALUE SHARES/ SH/ PUT/ INVSTMT   OTHER
NAME OF ISSUER     TITLE OF CLAS  CUSIP  (x$1000PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
Abbott Labs        COM          002824100   8401  179450SH      SOLE                          179450
American Express CoCOM          025816109   9361   79500SH      SOLE                           79500
American Heritage LCOM          026522102   1203   51600SH      SOLE                           51600
American Intl GroupCOM          026874107  10477   86853SH      SOLE                           86853
Ameritech Corp     COM          030954101   9523  165260SH      SOLE                          165260
Anchor Bancorp WiscCOM          032839102    538   35000SH      SOLE                           35000
AptarGroup Inc     COM          038336103   1154   44400SH      SOLE                           44400
AT&T Corp          COM          001957109   7518   94200SH      SOLE                           94200
BankAmerica Corp   COM          06605F102  10566  149600SH      SOLE                          149600
Beckman Coulter IncCOM          075811109   1319   29800SH      SOLE                           29800
Becton Dickinson   COM          075887109  12432  324500SH      SOLE                          324500
BellSouth Corp     COM          079860102   6448  160940SH      SOLE                          160940
Bergen Brunswig CorCOM          083739102   1436   71800SH      SOLE                           71800
Bindley Western IndCOM          090324104   1465   51300SH      SOLE                           51300
Blanch (EW) HoldingCOM          093210102   1827   34800SH      SOLE                           34800
BP Amoco Plc Spon ACOM          055622104   9750   96540SH      SOLE                           96540
Bristol-Myers SquibCOM          110122108   8554  133400SH      SOLE                          133400
Canandaigua Brands COM          137219200   1078   21400SH      SOLE                           21400
Cardinal Health IncCOM          14149Y108  10572  160175SH      SOLE                          160175
Carlisle Companies COM          142339100   1575   33700SH      SOLE                           33700
Central Newspapers COM          154647101   1008   32400SH      SOLE                           32400
Chase Manhattan    COM          16161A108  10782  132500SH      SOLE                          132500
Cisco Systems      COM          17275R102  12715  116050SH      SOLE                          116050
City National Corp COM          178566105   1164   37700SH      SOLE                           37700
Clorox Co          COM          189054109   8449   72100SH      SOLE                           72100
COMAIR Holdings IncCOM          199789108   1595   67500SH      SOLE                           67500
Compaq Computer    COM          204493100   7890  249000SH      SOLE                          249000
Costco Companies   COM          22160Q102    721    7879SH      SOLE                            7879
Dallas SemiconductoCOM          235204104   1557   40300SH      SOLE                           40300
Dell Computer Corp COM          247025109   4345  106300SH      SOLE                          106300
Dycom Industries   COM          267475101   2575   59200SH      SOLE                           59200
Ecolab Inc         COM          278865100   8694  244900SH      SOLE                          244900
Electronic Arts IncCOM          285512109   1454   30600SH      SOLE                           30600
Emerson Electric CoCOM          291011104   3785   71500SH      SOLE                           71500
Ethan Allen InterioCOM          297602104    665   16000SH      SOLE                           16000
Fannie Mae         COM          313586109   8019  115800SH      SOLE                          115800
Fidelity Natl FinclCOM          316326107    590   39358SH      SOLE                           39358
First Union Corp   COM          337358105   9982  186800SH      SOLE                          186800
Fleet Financial GroCOM          338915101   6125  162800SH      SOLE                          162800
Florida Rock IndustCOM          341140101   1382   40500SH      SOLE                           40500
Gap Inc            COM          364760108  12024  178625SH      SOLE                          178625
General Electric CoCOM          369604103   1384   12510SH      SOLE                           12510
Gentex Corporation COM          371901109   1059   49100SH      SOLE                           49100
Hannaford Brothers COM          410550107    963   21200SH      SOLE                           21200
Helen of Troy Ltd  COM          G4388N106   1321  102100SH      SOLE                          102100
Henry (Jack) & AssoCOM          426281101   1591   43300SH      SOLE                           43300
Houghton Mifflin CoCOM          441560109   1322   28200SH      SOLE                           28200
IBM Corp.          COM          459200101   1064    6000SH      SOLE                            6000
InaCom Corp        COM          45323G109    549   70800SH      SOLE                           70800
Ingersoll-Rand Co  COM          456866102   7608  153300SH      SOLE                          153300
Insituform TechnoloCOM          457667103   1353   77300SH      SOLE                           77300
Intel Corp         COM          458140100  10568   88900SH      SOLE                           88900
Jacobs Engineering COM          469814107   1305   33100SH      SOLE                           33100
Jones Pharma Inc   COM          480236108   2940   84600SH      SOLE                           84600
Lowe's Companies   COM          548661107  13591  224650SH      SOLE                          224650
Lucent TechnologiesCOM          549463107  12085  111900SH      SOLE                          111900
MAF Bancorp Inc    COM          55261R108   1421   63850SH      SOLE                           63850
Masco Corporation  COM          574599106   7034  249000SH      SOLE                          249000
Maytag Corp        COM          578592107   7909  131000SH      SOLE                          131000
MBIA Inc           COM          55262C100   4437   76500SH      SOLE                           76500
McDonald's Corp    COM          580135101  11704  258300SH      SOLE                          258300
MCI WorldCom Inc   COM          55268B106  15862  179100SH      SOLE                          179100
Medtronic Inc      COM          585055106  10594  147400SH      SOLE                          147400
Men's Wearhouse IncCOM          587118100   2134   73900SH      SOLE                           73900
MICROS Systems Inc COM          594901100   2043   61900SH      SOLE                           61900
Microsoft Corp     COM          594918104  13354  149000SH      SOLE                          149000
Mohawk Industries  COM          608190104   1355   45150SH      SOLE                           45150
Monsanto Co        COM          611662107   8246  179500SH      SOLE                          179500
Morgan Stanley DeanCOM          617446448  11113  111200SH      SOLE                          111200
National Computer SCOM          635519101   1051   42900SH      SOLE                           42900
Oshkosh B'Gosh     COM          688222207    520   29400SH      SOLE                           29400
Patterson Dental CoCOM          703412106   2095   48450SH      SOLE                           48450
PepsiCo Inc        COM          713448108   9524  243040SH      SOLE                          243040
Priority HealthcareCOM          74264T102   1040   22980SH      SOLE                           22980
Procter & Gamble   COM          742718109  11351  115900SH      SOLE                          115900
Provident FinancialCOM          743866105   1523   39700SH      SOLE                           39700
Safeway Inc        COM          786514208   8754  170600SH      SOLE                          170600
Scotts Company     COM          810186106   1958   52400SH      SOLE                           52400
Semtech Corp       COM          816850101   1855   58200SH      SOLE                           58200
Sovereign Bancorp ICOM          845905108   1042   85100SH      SOLE                           85100
Spartech Corp      COM          847220209   1603   77700SH      SOLE                           77700
STERIS Corporation COM          859152100   1174   44100SH      SOLE                           44100
Sun Microsystems InCOM          866810104  14932  119400SH      SOLE                          119400
Symantec Corp      COM          871503108   1055   62300SH      SOLE                           62300
Symbol TechnologiesCOM          871508107   1006   22350SH      SOLE                           22350
Tellabs Inc        COM          879664100   8837   90400SH      SOLE                           90400
Timberland Company COM          887100105   1627   25800SH      SOLE                           25800
Tredegar IndustriesCOM          894650100   1160   37500SH      SOLE                           37500
Valassis Comm      COM          918866104   2049   39600SH      SOLE                           39600
Wal-Mart Stores    COM          931142103  10984  119150SH      SOLE                          119150
Watson PharmaceuticCOM          942683103   3932   89100SH      SOLE                           89100
Webster Financial CCOM          947890109   1282   44400SH      SOLE                           44400